VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA B

File No. 811-06032, CIK 0000859607

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Trust, BlackRock Variable Series Funds, Inc., The Huntington Funds, and MTB Group of Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 3/1/10, Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 2/26/10, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 2/22/10, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR

(CIK: 0000825316);

•	On 2/26/10, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On 3/1/10, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 2/26/10, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR

(CIK: 0000356494; 0000831016; 0000927384);

•	On 3/1/10 Franklin Templeton Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274).

•	On 3/9/10, BlackRock Variable Series Funds, Inc. filed its annual report with the Commission via EDGAR (CIK 0000355916).

•	On 3/4/10, The Huntington Funds filed its annual report with the Commission via EDGAR (CIK 0000810695).

Securities and Exchange Commission

•	On 2/26/10, MTB Group of Funds filed its annual report with the Commission via EDGAR (CIK 0000830744).

•	On3/8/10 , GE Investments Funds, Inc,filed its annual report with the Commission via EDGAR (CIK 0000746687).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith Vice President

Transamerica Life Insurance Company